Long-Term Debt (Schedule Effect of Derivative Instruments on the Company's Condensed Consolidated Statements of Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of derivative instruments
Interest rate derivative contracts	$ (17.4)	$ (3.5)	$ 0.5
Interest expense [Member]
Effect of derivative instruments
Interest expense	$ (3.7)	$ (6.3)	$ (5.5)